GENERAL - Narrative (Details) shares in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) newbuild carrier vessel shares	Dec. 31, 2014 USD ($) vessel	Apr. 30, 2011
Ownership interests:
Minimum duration of long-term charter	5 years
Investments, ownership percentage	100.00%
Debt outstanding in respect of convertible bonds	$ 1,878,061,000	$ 1,380,787,000
Book value of vessels secured against long-term loans	$ 2,543,012,000	1,997,657,000
Number of vessels potentially being refinanced | vessel	2
Refinancing of vessels, potential release to liquidity	$ 100,000,000
Assumptions used in stress testing, revenue contributions from fleet	0
Convertible Debt | Convertible Bonds
Ownership interests:
Debt outstanding in respect of convertible bonds	243,369,000	$ 238,037,000
Equity Method Investments | Convertible Bonds
Ownership interests:
Book value of vessels secured against long-term loans	$ 13,000,000
Vessels and equipment
Ownership interests:
Number of carriers owned and operated | vessel	16	13
Golar Partners
Ownership interests:
Cost method investments, percentage of general partner interest	2.00%
Golar Partners
Ownership interests:
Percentage ownership in subsidiary			65.40%
Investments, ownership percentage	30.70%	41.40%
Golar Partners
Ownership interests:
Investments, ownership percentage	30.70%	41.40%
Golar Partners | Equity Method Investments
Ownership interests:
Total held subordinated units | shares	15.9
Golar Partners | Vessels and equipment
Ownership interests:
Number of carriers operated by other | vessel	10	9
LNG carrier | Vessels and equipment
Ownership interests:
Number of carriers owned and operated | carrier	16
LNG carrier | Golar Partners
Ownership interests:
Number of carriers operated by other | carrier	4
FSRU
Ownership interests:
Number of newbuild commitments contracted for construction | newbuild	1
FSRU | Vessels and equipment
Ownership interests:
Number of carriers owned and operated | carrier	1
FSRU | Golar Partners
Ownership interests:
Number of carriers operated by other | carrier	6